Net Finance Costs - Summary of Net Finance Costs (Parenthetical) (Detail)	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Disclosure of finance income costs [abstract]
Interest capitalised	5.20%	2.48%	2.90%